                                                                                    July 30, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC  20549

Re:     The Dreyfus Third Century Fund, Inc.

          File No.: 811-2192

Dear Sir or Madam:

          Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended May 31, 2012.

          Please direct any questions or comments to the attention of the undersigned at (212) 922-6785.

                                                                   Very truly yours,

                                                                  /s/ Elta Mariani

                                                                  Elta Mariani

                                                                  Paralegal

EM/

Enclosures